Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(328,392)	￦	330,772	￦	—	￦	—	￦	(91,150)	￦	(88,770)
Currency translation differences		96,129		173,376		—		—		(15,059)		254,446
Gains (losses) on financial instruments at fair value through other comprehensive income		434,956		(8,873,141)		347,246		(335,203)		2,344,582		(6,081,560)
Share of other comprehensive income (loss) of associates and joint ventures		(2,980)		(406)		—		—		44		(3,342)
Losses on cash flow hedging instruments		(6,535)		71,753		(20,537)		—		(25,049)		19,632
Gains (losses) on hedging instruments of net investments in foreign operations		(35,658)		(104,020)		—		—		24,936		(114,742)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		2,208		52,864		—		—		(14,009)		41,063
Assets of a disposal group held for sale		7,671		(7,671)		—		—		—		—
Finance gains or losses on insurance contract assets (liabilities)		1,215,916		8,150,349		—		—		(2,143,070)		7,223,195

	￦	1,383,315	￦	(206,124)	￦	326,709	￦	(335,203)	￦	81,225	￦	1,249,922

	2023
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(88,770)	￦	(98,420)	￦	—	￦	—	￦	25,895	￦	(161,295)
Currency translation differences		254,446		42,925		(23,753)		—		(11,866)		261,752
Gains (losses) on financial instruments at fair value through other comprehensive income		(6,081,560)		4,299,541		281,849		(37,254)		(1,198,075)		(2,735,499)
Share of other comprehensive income (loss) of associates and joint ventures		(3,342)		31		—		—		(7)		(3,318)
Gains (losses) on cash flow hedging instruments		19,632		7,328		48,508		—		(1,913)		73,555
Gains (losses) on hedging instruments of net investments in foreign operations		(114,742)		(19,590)		—		—		4,931		(129,401)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		41,063		(71,901)		—		—		19,038		(11,800)
Finance gains or losses on insurance contract assets (liabilities)		7,223,195		(3,032,407)		—		—		810,383		5,001,171

	￦	1,249,922	￦	1,127,507	￦	306,604	￦	(37,254)	￦	(351,614)	￦	2,295,165